Goodwill and Intangible Assets, Net - Components of intangible assets and accumulated amortization (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Purchases of intangible assets		$ 2,202
Change in recorded Goodwill		0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Finite-lived intangible assets, Gross Carrying Amount		21,890	$ 20,930
Finite-lived intangible assets, Accumulated Amortization		(7,266)	(2,478)
Finite-lived intangible assets, Net Carrying Amount		14,624	18,452
Indefinite-lived intangible assets, Carrying Amount		2,202	960
Total, Gross Carrying Amount		24,092	21,890
Total, Net Carrying Amount		16,826	19,412
Amortization expense related to finite-lived intangible assets		$ 4,788	2,191
In-process research and development asset
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Weight average amortization period		5 years
Finite-lived intangible assets, Gross Carrying Amount		$ 960
Finite-lived intangible assets, Net Carrying Amount		$ 960
Indefinite-lived intangible assets, Carrying Amount			$ 960
Developed technology
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Weight average amortization period		3 years	3 years 7 months 6 days
Finite-lived intangible assets, Gross Carrying Amount		$ 13,200	$ 13,200
Finite-lived intangible assets, Accumulated Amortization		(5,250)	(1,673)
Finite-lived intangible assets, Net Carrying Amount		$ 7,950	$ 11,527
Customer relationships
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Weight average amortization period		7 years	7 years 10 months 24 days
Finite-lived intangible assets, Gross Carrying Amount		$ 7,410	$ 7,410
Finite-lived intangible assets, Accumulated Amortization		(1,696)	(759)
Finite-lived intangible assets, Net Carrying Amount		$ 5,714	$ 6,651
Trade name
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Weight average amortization period		0 years	10 months 24 days
Finite-lived intangible assets, Gross Carrying Amount		$ 320	$ 320
Finite-lived intangible assets, Accumulated Amortization		(320)	(46)
Finite-lived intangible assets, Net Carrying Amount			$ 274
Indefinite-lived intangible assets, Carrying Amount		$ 2,202